Other current assets (Details)	6 Months Ended
	Jun. 30, 2022 CHF (SFr) Counterparty	Dec. 31, 2021 CHF (SFr) Counterparty
Other current assets
Other financial assets	SFr 3,561	SFr 17,145
Trade and other receivables	331,770	164,785
Contract asset	78,253	159,636
Prepayments	1,719,694	1,115,374
Total other current assets	2,133,278	1,456,940
Contract asset, trade receivables and other receivables	410,023	324,421
Increase (decrease) in current prepayments	600,000
Directors and Officers (D&O) Insurance premium
Other current assets
Increase (decrease) in current prepayments	800,000
Retirement benefits
Other current assets
Increase (decrease) in current prepayments	300,000
Contract Research Organization (CROSs)
Other current assets
Increase (decrease) in current prepayments	(500,000)
Indivior PLC
Other current assets
Contract asset, trade receivables and other receivables	180,747	159,636
Eurostars/Innosuisse
Other current assets
Contract asset, trade receivables and other receivables	131,848	131,848
Accumulated impairment | Receivables
Other current assets
Expected loss allowance	0	0
Non-government customers
Other current assets
Contract asset, trade receivables and other receivables	SFr 53,881	SFr 3,978
Number of counterparties from which receivables are due | Counterparty	5	4